Investment in film and television programs	12 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Investment in film and television programs
Investment in film and television programs

	June 30, 2019	June 30, 2018
	$	$

Development costs	1,559	2,112
Productions in progress
Cost, net of government and third party assistance	11,890	17,577
Productions completed and released
Cost, net of government and third party assistance	564,065	529,494
Accumulated expense	(417,206)	(377,041)
Accumulated write-down of investment in film and television programs	(37,295)	(15,910)
	109,564	136,543
Program and film rights - broadcasting
Cost	148,288	134,765
Accumulated expense	(117,121)	(102,202)
Accumulated write-down of program and film rights	(5,619)	(2,787)
	25,548	29,776
	148,561	186,008

All program and film rights - broadcasting relate to DHX Television.
The continuity of investment in film and television programs is as follows:

	June 30, 2019	June 30, 2018
	$	$

Net opening investment in film and television programs	186,008	195,180
Increase/(decrease) in development costs	(553)	434
Cost of productions (completed and released and productions in progress), net of assistance	32,840	33,088
Expense of investment in film and television programs	(40,165)	(33,554)
Write-down of investment in film and television programs	(21,385)	(4,779)
Increase of program and film rights - broadcasting	13,523	14,110
Expense of program and film rights - broadcasting	(14,919)	(18,546)
Write-down of program and film rights - broadcasting	(2,832)	(2,787)
Foreign exchange	(3,956)	2,862

	148,561	186,008

During the year ended June 30, 2019, interest of $665 (2018 - $1,384) was capitalized to investment in film and television programs.

During the year ended June 30, 2019, the Company recorded $24,217 in the write-down of certain investments in film, television programs and broadcasting film rights (2018 - $7,566). The Company assesses its investment in film titles for indicators of impairment based on current revenue performance. For titles with an indicator of impairment, recoverable amount is calculated using the value-in-use model and discounting the forecasted future cash flows based on revenue by territory and when rights revert back to the Company. Due to weaker than expected revenue performance and management's outlook for certain titles in the Company's library, it was determined that the carrying amount exceeded the recoverable amount for certain titles and an impairment charge was required. The television programming write-down related to licensed programming that were no longer being aired on the Company's television channels.